Condensed Interim Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Condensed Interim Consolidated Statements of Operations [Abstract]
Sales	$ 17,121	$ 17,918	$ 35,884	$ 36,922
Cost of sales	10,075	10,730	20,967	21,996
Gross profit	7,046	7,188	14,917	14,926
Operating expenses
Research and development	2,283	1,586	4,581	3,044
Sales and marketing	1,396	1,082	2,689	2,062
General and administrative	956	619	1,909	1,285
Total operating expenses	4,635	3,287	9,179	6,391
Operating income	2,411	3,901	5,738	8,535
Financial income, net	4	58	113	163
Income before income taxes	2,415	3,959	5,851	8,698
Income taxes	360	632	810	1,323
Net income	$ 2,055	$ 3,327	$ 5,041	$ 7,375
Income per share:
Basic income per ordinary share (US$)	$ 0.282	$ 0.463	$ 0.694	$ 1.027
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	7,274	7,183	7,260	7,179
Diluted income per ordinary share (US$)	$ 0.278	$ 0.453	$ 0.684	$ 1.005
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	7,378	7,337	7,372	7,340